RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of related party balances and transactions
	December 31,
	2023	2022

Trade payables and accrued expenses	$53	$83

	Year ended December 31,
	2023	2022	2021
Amounts charged to:

Research and development expenses	$147	$194	$240